Non-controlling Interest in GasLog Partners - Allocation of GasLog Partners' profit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Allocation of GasLog Partners' profit
Loss for the period	$ (13,338)	$ (10,512)	$ (52,775)	$ (4,613)
Profit/(loss) for the period attributable to owners of the Group	(21,348)	(25,998)	(72,827)	(36,945)
Profit allocated to non-controlling interests	8,010	15,486	20,052	32,332
GasLog Partners LP
Allocation of GasLog Partners' profit
Loss for the period	8,213	19,143	22,382	39,509
Profit/(loss) for the period attributable to owners of the Group	203	3,657	2,330	7,177
Profit allocated to non-controlling interests	8,010	15,486	20,052	32,332
GasLog Partners LP | Common shares/units
Allocation of GasLog Partners' profit
Loss for the period	617	11,329	7,063	23,858
GasLog Partners LP | General partner units
Allocation of GasLog Partners' profit
Loss for the period	14	232	155	487
GasLog Partners LP | Preference shares/units
Allocation of GasLog Partners' profit
Loss for the period	$ 7,582	$ 7,582	$ 15,164	$ 15,164